Borrowings (Schedule Of Contractual Maturities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
2016	$ 3,361.2	$ 3,053.3
2017	3,769.7
2018	4,005.6
2019	3,105.8
2020	1,092.0
Thereafter	3,211.1
Contractual Maturities	18,545.4
Unsecured Borrowings [Member]
Debt Instrument [Line Items]
2017	2,944.5
2018	2,200.0
2019	2,750.0
2020	750.0
Thereafter	2,051.4
Contractual Maturities	10,695.9
Structured Financings [Member]
Debt Instrument [Line Items]
2016	1,412.7
2017	810.2
2018	655.6
2019	355.8
2020	342.0
Thereafter	1,159.7
Contractual Maturities	4,736.0
FHLB Advances [Member]
Debt Instrument [Line Items]
2016	1,948.5
2017	15.0
2018	1,150.0
Contractual Maturities	$ 3,113.5